FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments [Abstract]
Total equity	$ 40,855	$ 32,325	$ 27,570	$ 45,160
Net debt	$ 10,142	$ 11,059
Gearing	24.80%	34.20%